SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed financial statements were issued. Based upon this review, except as noted below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.

On July 12, 2022, the Company, Dragonfly and Merger Sub entered into that certain Amendment to the Agreement and Plan of Merger, between the Company, Dragonfly and Merger Sub (the “Amendment”), which amended the Merger Agreement to, among other things, reflect a $15 million increase in the consideration to be issued in the business combination in connection with Dragonfly entering into a Stock Purchase Agreement with THOR Industries, Inc. (“THOR”), dated as of July 12, 2022, whereby for $15 million in cash, THOR purchased 1,267,502 shares of Dragonfly common stock (the “THOR Investment”). In connection with the THOR Investment, THOR and Dragonfly will enter into a commercial arrangement pursuant to which (i) THOR and certain of THOR’s affiliates will, among other things, transition to lithium-ion batteries manufactured and sold by Dragonfly, and (ii) Dragonfly will, among other things, grant certain board observer rights (with customary limitations) to THOR.

Other than as expressly modified by the Amendment, the Merger Agreement remains in full force and effect.

Special Meeting to Amend Charter and Investment Management Trust Agreement

On August 5, 2022, Chardan held a special meeting (the “Special Meeting”), at which holders of 11,331,512 shares of common stock of Chardan, par value $0.0001 per share (“Chardan Common Stock”), were present in person or by proxy, representing approximately 71.66% of the voting power of the 15,812,500 shares of Chardan Common Stock issued and outstanding entitled to vote at the Special Meeting at the close of business on July 11, 2022, which was the record date (the “Record Date”) for the Special Meeting. Stockholders of record as of the close of business on the Record Date are referred to herein as “Stockholders.”

At the Special Meeting, the Stockholders approved the proposal to amend the Company’s Amended and Restated Certificate of Incorporation (the “Charter”) to provide the Company’s officers, directors, initial stockholders and Chardan NexTech 2 Warrant Holdings, LLC (collectively, the “Insiders”) the ability to extend the date by which the Company must complete a business combination up to three (3) times for an additional one (1) month each time (for a maximum of three (3) one-month extensions) upon the deposit into the trust account (the “Trust Account”) by the Insiders, their affiliates or designees of $200,000 upon five days’ advance notice prior to August 13, 2022 (or such other applicable deadline) (the “Extension,” and such proposal, the “Charter Amendment”). On July 29, 2022, to effectuate the Charter Amendment, the board of directors of the Company (the “Board”) approved and adopted the Second Amended and Restated Certificate of Incorporation of the Company (the “Second A&R Charter”). The foregoing description of the Second A&R Charter does not purport to be complete and is qualified in its entirety by the terms of the Second A&R Charter, a copy of which is attached hereto as Exhibit 3.1 and incorporated herein by reference.

In connection with the Charter Amendment, Stockholders elected to redeem 9,556,652 shares of Chardan Common Stock, representing approximately 60.44% of the issued and outstanding shares of Chardan Common Stock and 75.55% of the issued outstanding Chardan Common Stock sold in the IPO, resulting in the distribution of $97,194,950 from the Trust Account to the redeeming Stockholders. Following such redemptions, approximately $31,460,579 remains in the Trust Account and 6,255,848 shares of Chardan Common Stock will remain issued and outstanding.

In addition, at the Special Meeting, the Stockholders approved the proposal to amend the Investment Management Trust Agreement, dated August 10, 2021 (the “Trust Agreement”), by and between the Company and Continental Stock Transfer & Company (the “Trustee”) to authorize the Extension and its implementation by the Company (the “Trust Amendment Proposal”). On July 29, 2022, to effectuate the Trust Amendment Proposal, the Board approved and adopted Amendment No. 1 to the Investment Management Trust Agreement (the “Trust Agreement Amendment”). The foregoing description of the Trust Agreement Amendment does not purport to be complete and is qualified in its entirety by the terms of the Trust Agreement Amendment, a copy of which is attached hereto as Exhibit 10.6 and incorporated herein by reference.

Extension

In connection with the Extension, the Insiders notified the Company on August 8, 2022 of the Insiders’ intention to extend the date by which the Company must complete a business combination for an additional one (1) month by depositing $200,000 into the Trust Account.

Also in connection with the Extension, the Company and Chardan NexTech 2 Warrant Holdings, LLC (“CNTQ Warrant Holdings”) entered into a promissory note on August 11, 2022 (the “Extension Note”), whereby the Company agreed to pay $200,000 to CNTQ Warrant Holdings.

The Insiders notified the Company on September 6, 2022 of the Insiders’ intention to extend the date by which the Company must complete a business combination for an additional one (1) month by depositing $200,000 into the Trust Account (the “Extension No. 2”).

In connection with the Extension No. 2, the Company and CNTQ Warrant Holdings entered into a promissory note on September 8, 2022 (the “Extension Note 2”), whereby the Company agreed to pay $200,000 to CNTQ Warrant Holdings.

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

New Dragonfly
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through August 31, 2022 for recognition purposes, the date that the condensed financial statements were available to be issued, and November 4, 2022 for disclosure purposes. Based upon this review, the Company did not identify any subsequent events that would have required adjustment to or, other than as noted below, disclosure in the condensed financial statements.

On July 12, 2022, Dragonfly entered into a certain Stock Purchase Agreement with THOR Industries, whereby THOR purchased 1,267,502 shares of Dragonfly common stock for $15,000,000 in cash. The Company entered into a commercial agreement with THOR, however, the terms have not been finalized as of the date of this filing.

On November 4, 2022, the Board of the Company announced that Sean Nichols, the Company’s Chief Operating Officer, would be leaving the Company. Mr. Nichols and the Company have entered into a separation and release agreement (the “Separation Agreement”) on November 2, 2022. Pursuant to the Separation Agreement, Mr. Nichols will receive a cash payment of $100,000 in one installment in December 2022 and a cash payment of $1,000,000 in 24 monthly installments commencing in December 2022. Mr. Nichols’ outstanding equity awards granted by the Company will fully vest and, in the case of options, will be exercisable for 12 months following his termination date. The Separation Agreement also provides the Company will pay a portion of Mr. Nichols’ premiums to continue participation in the Company’s health insurance plans for up to 18 months following his termination. The Separation Agreement includes a general release of claims by Mr. Nichols and certain restrictive covenants in favor of the Company, including non-competition and non-solicitation covenants for 12 months following his termination date.

NOTE 11 — SUBSEQUENT EVENTS

The Company has evaluated subsequent events from December 31, 2021 through April 20, 2022, which is the date the financial statements were available for issuance and has determined that there are no subsequent events requiring adjustment to or disclosure in the financial statements, other than as follows:

On January 1, 2022, the Company (the “Buyer”) entered into an asset purchase agreement (the “APA”) with Bourns Production, Inc., a Nevada corporation (the “Seller”) pursuant to which the Buyer acquired machinery and equipment of the Seller as set forth in the APA for a purchase price of $197.

On February 2, 2022, the Company entered into a 124-month lease agreement in Reno, Nevada. The lease calls for monthly base rent of $230, $23 of fix operating expense costs, and estimated monthly property taxes of $21. The monthly base rent and fixed operating expense costs are subject to escalation of 3% and 2.4%, respectively, on an annual basis. The first payment is due upon substantial completion of construction of the building which is expected to be within 2 years from the effective date.